Operating leases (Tables)	12 Months Ended
Dec. 31, 2022
Operating Leases [Abstract]
Schedule of balance sheet information related to operating leases
	For the year ended December 31,	For the year ended December 31,	For the year ended December 31,
	2022	2021	2020
Operating lease cost	$1,948,051	$1,177,689	$704,264
Short-term lease cost	35,710	117,118	29,007
Total lease cost	$1,983,761	$1,294,807	$733,271

Schedule of cash flow information related to operating leases
	For the year ended	For the year ended	For the year ended
	December 31,	December 31,	December 31,
	2022	2021	2020
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows for operating leases	$1,559,148	$1,414,151	$690,626
Supplemental lease cash flow disclosure
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	$5,394,251	$3,387,501	$192,395

Schedule of balance sheet information related to operating leases
	As of	As of
	December 31,	December 31,
	2022	2021
Operating lease right-of-use assets	$5,343,608	$2,132,247
Operating lease right-of-use assets – related parties	519,140	1,136,775
Total operating lease right-of-use assets	$5,862,748	$3,269,022

Operating lease liabilities, current	$1,217,604	$851,936
Operating lease liabilities – related parties, current	283,567	595,424
Operating lease liabilities, non-current	5,755,973	1,712,303
Operating lease liabilities – related party, non-current	-	288,563
Total operating lease liabilities	$7,257,144	$3,448,226

Weighted average remaining lease term of operating leases	6.34 Years	3.09 Years
Weighted average discount rate of operating leases	6.5250%	6.5250%

Schedule of maturity analysis of operating lease liabilities
Operating
Leases
2023	$1,888,515
2024	1,403,677
2025	1,252,710
2026	854,862
2027	886,919
Thereafter	2,610,829
Total lease payment	8,897,512
Less: imputed interest	(1,640,368)
Present value of operating lease liabilities	7,257,144
Less: current obligation	(1,501,171)
Long-term obligation at December 31, 2022	$5,755,973